Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2025	2024
Parts, materials and supplies	87	85
Coal	6	27
Emission credits	14	18
Natural gas	4	4
Total	111	134